COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loan Commitments	A summary of the Company’s commitments is as follows:

	March 31, 2022	December 31, 2021
Commitments to extend credit	$313,155	$314,194
Standby letters of credit	4,428	3,434
Total	$317,583	$317,628